Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
37.
FINANCIAL INSTRUMENTS

Categories of Financial Instruments

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Financial assets
Measured at FVTPL
Mandatorily measured at FVTPL	$912	$1,024
Hedging financial assets	—	13
Financial assets at amortized cost (Note a)	71,799	81,523
Financial assets at FVOCI	3,616	3,491
Financial liabilities
Measured at FVTPL
Held for trading	6	—
Hedging financial liabilities	8	—
Measured at amortized cost (Note b)	64,747	67,451

Note a: The balances included cash and cash equivalents, trade notes and accounts receivable, receivables from related parties, other current monetary assets and refundable deposits (classified as other noncurrent assets), which were financial assets measured at amortized cost.

Note b: The balances included short-term loans, trade notes and accounts payable, payables to related parties, partial other payables, customers’ deposits, bonds payable and long-term loans which were financial liabilities carried at amortized cost.

Financial Risk Management Objectives

The main financial instruments of the Company include equity investments, trade notes and accounts receivable, trade notes and accounts payable, lease liabilities, loans, short-term bills payable and bonds payable. The Company’s Finance Department provides services to its business units, co-ordinates access to domestic and international capital markets, monitors and manages the financial risks relating to the operations of the Company through internal risk reports which analyze exposures by degree and magnitude of risks. These risks include market risk (including foreign currency risk, interest rate risk and other price risk), credit risk, and liquidity risk.

The Company seeks to minimize the effects of these risks by using derivative financial instruments to hedge risk exposures. The use of financial derivatives is governed by the Company’s policies approved by the Board of Directors. Those derivatives are used to hedge the risks of exchange rate fluctuation arising from operating or investment activities. Compliance with policies and risk exposure limits is reviewed by the Company’s Finance Department on a continuous basis. The Company does not enter into or trade financial instruments, including derivative financial instruments, for speculative purposes.

Chunghwa reports the significant risk exposures and related action plans timely and actively to the audit committee and if needed to the Board of Directors.

a.
Market risk

The Company is exposed to market risks of changes in foreign currency exchange rates and interest rates. The Company uses forward exchange contracts to hedge the exchange rate risk arising from assets and liabilities denominated in foreign currencies.

There were no changes to the Company’s exposure to market risks or the manner in which these risks are managed and measured.

1)
Foreign currency risk

The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities at the balance sheet dates were as follows:

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Assets
USD	$2,010	$2,355
EUR	49	90
SGD	260	627
JPY	37	28
RMB	89	37
HKD	70	10
Liabilities
USD	890	852
EUR	861	875
SGD	1,964	2,010
JPY	13	16
RMB	39	37
HKD	16	17

The carrying amounts of the Company’s derivatives with exchange rate risk exposures at the balance sheet dates were as follows:

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Assets
EUR	$—	$16
Liabilities
EUR	14	—

Foreign currency sensitivity analysis

The Company is mainly exposed to the fluctuations of the currencies USD, EUR, SGD, JPY, RMB and HKD as listed above.

The following table details the Company’s sensitivity to a 5% increase and decrease in the functional currency against the relevant foreign currencies. 5% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible changes in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and forward exchange contracts. A positive number below indicates an increase in pre-tax profit or equity where the functional currency weakens 5% against the relevant currency.

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Profit or loss
Monetary assets and liabilities (a)
USD	$97	$56	$75
EUR	(47)	(41)	(39)
SGD	(44)	(85)	(69)
JPY	1	1	1
RMB	1	3	—
HKD	3	3	—
Derivatives (b)
USD	(19)	—	—
EUR	3	13	3
Equity
Derivatives (c)
EUR	10	11	22
a)
This is mainly attributable to the exposure to foreign currency denominated receivables and payables of the Company outstanding at the balance sheet dates.
b)
This is mainly attributable to forward exchange contracts.
c)
This is mainly attributable to the changes in the fair value of derivatives that are designated as cash flow hedges.

For a 5% strengthening of the functional currency against the relevant currencies, there would be an equal and opposite effect on the pre-tax profit or equity for the amounts shown above.

2)
Interest rate risk

The carrying amounts of the Company’s exposures to interest rates on financial assets and financial liabilities at the balance sheet dates were as follows:

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Fair value interest rate risk
Financial assets	$27,671	$41,593
Financial liabilities	37,249	41,150
Cash flow interest rate risk
Financial assets	14,171	9,631
Financial liabilities	1,665	2,322

Interest rate sensitivity analysis

The sensitivity analyses below have been determined based on the exposure to interest rates for non-derivative instruments at the end of the reporting period. A 25 basis point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

If interest rates had been 25 basis points higher/lower and all other variables were held constant, the Company’s pre-tax income would increase/decrease by $19 million, $31 million and $18 million for the years ended December 31, 2020, 2021 and 2022, respectively. This is mainly attributable to the Company’s exposure to floating interest rates on its financial assets, short-term and long-term loans.

3)
Other price risk

The Company is exposed to equity price risks arising from holding other company’s equity. Equity investments are held for strategic rather than trading purposes. The management managed the risk through holding various risk portfolios. Further, the Company assigned finance and investment departments to monitor the price risk.

Equity price sensitivity analysis

The sensitivity analyses below have been determined based on the exposure to equity price risks at the end of the reporting period.

If equity prices had been 5% higher/lower, pre-tax profit and pre-tax other comprehensive income for the year ended December 31, 2020 would have increased/decreased by $34 million and $360 million as a result of the changes in fair value of financial assets at FVTPL and financial assets at FVOCI, respectively. If equity prices had been 5% higher/lower, pre-tax profit and pre-tax other comprehensive income for the year ended December 31, 2021 would have increased/decreased by $46 million and $181 million as a result of the changes in fair value of financial assets at FVTPL and financial assets at FVOCI, respectively. If equity prices had been 5% higher/lower, pre-tax profit and pre-tax other comprehensive income for the year ended December 31, 2022 would have increased/decreased by $50 million and $175 million as a result of the changes in fair value of financial assets at FVTPL and financial assets at FVOCI, respectively.

b.
Credit risk

Credit risk refers to the risk that a counterparty would default on its contractual obligations resulting in financial loss to the Company. The maximum credit exposure of the aforementioned financial instruments is equal to their carrying amounts recognized in the consolidated balance sheet as of the balance sheet date.

The Company has large trade receivables outstanding with its customers. A substantial majority of the Company’s outstanding trade receivables are not covered by collateral or credit insurance. The Company has implemented ongoing measures including enhancing credit assessments and strengthening overall risk management to reduce its credit risk. While the Company has procedures to monitor and limit exposure to credit risk on trade receivables, there can be no assurance such procedures will effectively limit its credit risk and avoid losses. This risk is heightened during periods when economic conditions worsen.

As the Company serves a large number of unrelated consumers, the concentration of credit risk was limited.

c.
Liquidity risk

The Company manages and maintains sufficient cash and cash equivalent position to support the operations and reduce the impact on fluctuation of cash flow.

1)
Liquidity and interest risk tables

The following tables detailed the Company’s remaining contractual maturity for its non-derivative financial liabilities with agreed repayment periods. The tables had been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Company is required to pay.

December 31, 2021

	Weighted Average Effective Interest Rate (%)	Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	More than 5 Years	Total
		NT$	NT$	NT$	NT$	NT$	NT$
		(In Millions)
Non-derivative financial liabilities
Non-interest bearing	—	$40,895	$—	$1,997	$5,336	$—	$48,228
Floating interest rate instruments	0.95	—	15	50	1,600	—	1,665
Fixed interest rate instruments	0.51	—	—	—	10,700	16,300	27,000
		$40,895	$15	$2,047	$17,636	$16,300	$76,893

Information about the maturity analysis for lease liabilities was as follows:

	Less than 1 Year	1-3 Years	3-5 Years	More than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$3,228	$4,126	$1,808	$1,244	$10,406

December 31, 2022

	Weighted Average Effective Interest Rate (%)	Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	More than 5 Years	Total
		NT$	NT$	NT$	NT$	NT$	NT$
		(In Millions)
Non-derivative financial liabilities
Non-interest bearing	—	$39,904	$—	$2,144	$5,157	$—	$47,205
Floating interest rate instruments	1.79	—	300	422	1,600	—	2,322
Fixed interest rate instruments	0.53	—	—	—	21,700	8,800	30,500
		$39,904	$300	$2,566	$28,457	$8,800	$80,027

Information about the maturity analysis for lease liabilities was as follows:

	Less than 1 Year	1-3 Years	3-5 Years	More than 5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Lease liabilities	$3,390	$4,446	$2,143	$870	$10,849

The following table detailed the Company’s liquidity analysis for its derivative financial instruments. The table had been drawn up based on the undiscounted gross inflows and outflows on those derivatives that require gross settlement.

	Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
December 31, 2021
Gross settled
Forward exchange contracts
Inflows	$—	$471	$—	$—	$471
Outflows	—	485	—	—	485
	$—	$(14)	$—	$—	$(14)
December 31, 2022
Gross settled
Forward exchange contracts
Inflows	$—	$501	$—	$—	$501
Outflows	—	485	—	—	485
	$—	$16	$—	$—	$16

2)
Financing facilities

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Unsecured bank loan facilities
Amount used	$65	$722
Amount unused	61,620	56,862
	$61,685	$57,584
Secured bank loan facilities
Amount used	$1,600	$1,600
Amount unused	—	—
	$1,600	$1,600